PROPERTY AND EQUIPEMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPEMENT, NET

NOTE 4 - PROPERTY AND EQUIPEMENT, NET

	December 31,
	2021	2021
	In U.S. dollars in thousands
Computers
Cost	3	-
Accumulated depreciation	(1)	-
Balance, Net	2	-

Depreciation expense amounted to $1 for the year ended December 31, 2021.